Consolidated Statements Of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock and Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	Ordinary Cash Dividends [Member]	Ordinary Cash Dividends [Member] Retained Earnings [Member]	Special Cash Dividend [Member]	Special Cash Dividend [Member] Retained Earnings [Member]
Balance at Dec. 31, 2009	$ 458,185	$ 275	$ (74,784)	$ 532,694
Balance (in shares) at Dec. 31, 2009		15,209,989
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	177,125			177,125
Other comprehensive income (loss)	964		964
Cash dividends					(22,608)	(22,608)
Repurchases of common stock (in shares)		(1,213,158)
Repurchases of common stock	(124,855)	(3,104)		(121,751)
Stock options exercised (in shares)		21,000
Stock options exercised	91	91
Stock option tax benefit	711	711
Stock-based compensation (in shares)		17,053
Stock-based compensation	2,027	2,027
Balance at Dec. 31, 2010	491,640	0	(73,820)	565,460
Balance (in shares) at Dec. 31, 2010		14,034,884
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	206,907			206,907
Other comprehensive income (loss)	(24,912)		(24,912)
Cash dividends					(32,588)	(32,588)
Repurchases of common stock (in shares)		(659,373)
Repurchases of common stock	(94,755)	(3,237)		(91,518)
Stock options exercised (in shares)		16,000
Stock options exercised	70	70
Stock option tax benefit	1,102	1,102
Stock-based compensation (in shares)		13,320
Stock-based compensation	2,129	2,129
Balance at Dec. 31, 2011	549,593	64	(98,732)	648,261
Balance (in shares) at Dec. 31, 2011	13,404,831	13,404,831
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	239,593			239,593
Other comprehensive income (loss)	(11,957)		(11,957)
Cash dividends					(40,234)	(40,234)	(335,447)	(335,447)
Stock-based compensation (in shares)		13,046
Stock-based compensation	657	657
Balance at Dec. 31, 2012	$ 402,205	$ 721	$ (110,689)	$ 512,173
Balance (in shares) at Dec. 31, 2012	13,417,877	13,417,877